Related Party Balances and Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Compensation fee per hour	$ 400	$ 16,791	$ 9,976	$ 172,127	$ 70,289
Mr. Stevens [Member]
Payment of consulting fees		130,900
Kannabidioid, Inc [Member]
Revenue from related parties				$ 540